ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Sep. 30, 2012
ORGANIZATION AND BASIS OF PRESENTATION [Abstract]
Details of The Company's Subsidiaries and Variable Interest Entities

			Percentage of
	Date of	Place of	legal ownership
Company	establishment	establishment	by the Company	Principal activities
Subsidiaries:
China Distance Education Limited ("CDEL Hong Kong")	March 13, 2003	Hong Kong	100%	Investment holding
Practice Enterprises Network China International Links Limited ("Pencil")	February 23, 2010	Hong Kong	100%	Inactive
DL Education Service, LLC("DL Education")	September 27,2012	US	100%	Inactive
Beijing Champion Distance Education Technology Co., Ltd. ("Champion Technology")	January 5, 2004	PRC	100%	Provision of technical support and consultancy services and course production
Beijing Champion Education Technology Co., Ltd. ("Champion Education Technology")	April 23, 2007	PRC	100%	Software licensing and course production
Variable interest entity:
Beijing Champion Hi-Tech Co., Ltd. ("Beijing Champion")	July 12, 2000	PRC	Nil	Provision of online education services and sales of books and reference materials
Subsidiaries of variable interest entity:
Beijing Caikaowang Company Ltd. ("Caikaowang")	November 28, 2007	PRC	Nil	Provision of online education services
Beijing Champion Wangge Education Technology Co., Ltd. ("Champion Wangge")	June 24, 2008	PRC	Nil	Provision of online education services
Beijing Zhengbao Yucai Education Technology Co., Ltd. ("Zhengbao Yucai")	February 19, 2009	PRC	Nil	Provision of start-up training services
Beijing Haidian District Champion Training School ("Champion Training School")	February 19, 2009	PRC	Nil	Provision of online and offline education services

Financial Information of The Company's VIE and VIE's Subsidiaries

	As of September 30,
	2011	2012
	US$	US$
Cash and cash equivalents	8,108	15,798
Prepaid expenses and other current assets	2,771	3,311
Total current assets	23,482	29,581
Total assets	40,679	47,381
Deferred revenue	7,848	9,408

Total current liabilities	20,196	24,041
Total liabilities	20,196	24,041
Total equity	20,482	23,340

	For the years ended September 30,
	2010	2011	2012
	US$	US$	US$
Revenues	33,257	42,510	52,005

Net income (1)	6,370	7,365	14,944

Net cash provided by operating activities	6,614	2,860	6,958

Net cash used in investing activities	(4,407)	(2,137)	549

Net cash used in Financing activities	0	0	0

Effects of exchange rate changes	155	481	183

(1)	This is net income before service fees charged by Champion Technology and Champion Education Technology.

There are no consolidated VIE's assets that are collateral for the VIE's obligations and which can only be sued to settle the VIE's obligations. No creditor (or beneficial interest holders) of the VIE have recourse to the general credit of the Company or any of its consolidated subsidiaries. No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Company or its subsidiaries to provide financial support to the VIE. However, if the VIE ever needs financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIE through loans to the shareholders of the VIE or entrustment loans to the VIE.